Commitments and Contingencies (Details) - USD ($)						1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		34 Months Ended
	Nov. 07, 2024	Nov. 01, 2024	Mar. 31, 2024	Jan. 30, 2024	Mar. 03, 2023	Feb. 28, 2023	Sep. 30, 2017	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Jul. 31, 2017	Mar. 31, 2020	Jul. 31, 2019
Commitments and Contingencies [Line Items]
Claming damages						$ 396,457
Purchase shares (in Shares)					100,000	100,000
Seeking damages				$ 10,000,000				$ 15,900,000	$ 15,900,000
Claimants of company assets				$ 3,500,000
Publicly held shares (in Shares)								1,100,000
Regained compliance (in Shares)								1,100,000
Termination claiming payment		$ 100,000
Non-payment value		30,000
Leave encashment		42,000
Severance pay		$ 96,000
Fully vested (in Shares)		210,520							719,167
Non-deduction of tax			$ 129,027					$ 125,660	$ 129,027
Penalty								$ 125,660
Percentage of gross proceeds								5.00%
Vehicles Purchased										$ 440,703			$ 548,635
Deposit of litigation									130,238
Service tax liability amount										4,504,751	$ 4,438,067
Received demand notice							$ 34,199
Goods and service tax input									1,054,875	450,477
Bookings in progress			6,815						6,815
ACM [Member]
Commitments and Contingencies [Line Items]
Unpaid interest	$ 341,746
Contingencies [Member]
Commitments and Contingencies [Line Items]
Liability amounted			4,565,949					$ 4,075,587	$ 4,565,949	$ 4,639,473
Claming damages						$ 407,083
Zoomcar Holdings, Inc. [Member]
Commitments and Contingencies [Line Items]
Equity interest, percentage		8.00%
ACM Zoomcar Convert LLC [Member]
Commitments and Contingencies [Line Items]
Litigation principal amount	$ 5,656,087
Minimum [Member]
Commitments and Contingencies [Line Items]
Car rental revenue			15,934,836
Maximum [Member]
Commitments and Contingencies [Line Items]
Car rental revenue			$ 7,984,418
Indian Indirect Tax Authorities [Member]
Commitments and Contingencies [Line Items]
Disallowance of input tax credit												$ 1,908,642